Statutory Financial Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Parent Company [Member]
Summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary
Statutory Net Income(Loss)	$ 1,039	$ 751	$ 167
Statutory capital and surplus	5,949	5,208	4,567
Subsidiaries [Member]
Summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary
Statutory Net Income(Loss)	(277)	(227)	(99)
Statutory capital and surplus	1,340	$ 968	$ 735
Subsidiaries One [Member]
Summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary
Statutory capital and surplus	35
Subsidiaries Two [Member]
Summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary
Statutory capital and surplus	$ 7